PREPAID LAND LEASE PAYMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
Amortization of intangible assets	¥ 1,195	$ 172	¥ 1,090	¥ 3,610
Amortization of discontinued operations				¥ 2,532
Prepaid Expense Other, Noncurrent	445,444		¥ 432,218		$ 64,157
Wuxi Concord Medical Development Ltd [Member]
Operating Leased Assets [Line Items]
Prepaid Expense Other, Noncurrent	¥ 13,226				$ 1,905